Commitment (Details Narrative) - CAD ($)	Mar. 31, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Expenditure commitments	$ 2,100,000
Laird Lake Claims [Member]
IfrsStatementLineItems [Line Items]
Annual work commitment		$ 74,800